Shareholder Report, Line Graph (Details) LMA4800_Franklin Global Equity Fund_Class IS_TSR Annual {Class IS} - USD ($)								12 Months Ended
	Oct. 31, 2024	Oct. 31, 2023	Oct. 31, 2022	Oct. 31, 2021	Oct. 31, 2020	Oct. 31, 2019	Aug. 09, 2019	Oct. 31, 2025
Class IS
Account Value [Line Items]
Line Graph and Table Measure Name								Class IS
Accumulated Value	$ 2,023,687	$ 1,475,827	$ 1,332,688	$ 1,544,687	$ 1,088,038	$ 1,065,722	$ 1,000,000	$ 2,516,996
MSCI All Country World Index-NR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								MSCI All Country World Index-NR
Accumulated Value	1,731,915	1,304,243	1,180,290	1,474,575	1,074,158	1,024,102	1,000,000	$ 2,124,069
MSCI World Index-NR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								MSCI World Index-NR
Accumulated Value	$ 1,810,093	$ 1,354,065	$ 1,225,606	$ 1,503,421	$ 1,070,623	$ 1,025,849	$ 1,000,000	$ 2,208,609